UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Mar Vista Strategic Growth Fund
Institutional Shares | MVSIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$80	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 and/or shareholder servicing fees (as applicable), as well as management fees and other expenses were deducted.
Mar Vista Strategic Growth Fund	PAGE 1	TSR-AR-56170L737

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	26.40	11.45	11.23
S&P 500 TR Index	38.02	15.27	13.00
Russell 1000 Growth Total Return Index	43.77	19.00	16.18
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%
Sector Breakdown (% of Net Assets)*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://marvistainvestments.com/strategic-growth-fund/.
Mar Vista Strategic Growth Fund	PAGE 2	TSR-AR-56170L737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mar Vista Investment Partners at 1-855-870-3188, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mar Vista Investment Partners or your financial intermediary.
Mar Vista Strategic Growth Fund	PAGE 3	TSR-AR-56170L737

Mar Vista Strategic Growth Fund
Investor Shares | MVSNX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$121	1.07%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 and/or shareholder servicing fees (as applicable), as well as management fees and other expenses were deducted.
Mar Vista Strategic Growth Fund	PAGE 1	TSR-AR-56170L729

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/06/2017)
Investor Shares	25.94	11.05	11.53
S&P 500 TR Index	38.02	15.27	14.08
Russell 1000 Growth Total Return Index	43.77	19.00	18.15
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%
Sector Breakdown (% of Net Assets)*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://marvistainvestments.com/strategic-growth-fund/.
Mar Vista Strategic Growth Fund	PAGE 2	TSR-AR-56170L729

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mar Vista Investment Partners at 1-855-870-3188, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mar Vista Investment Partners or your financial intermediary.
Mar Vista Strategic Growth Fund	PAGE 3	TSR-AR-56170L729

Mar Vista Strategic Growth Fund
Retirement Shares | MVSRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$71	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 and/or shareholder servicing fees (as applicable), as well as management fees and other expenses were deducted.
Mar Vista Strategic Growth Fund	PAGE 1	TSR-AR-56170L711

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/06/2017)
Retirement Shares	26.51	11.54	12.23
S&P 500 TR Index	38.02	15.27	14.08
Russell 1000 Growth Total Return Index	43.77	19.00	18.15
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%
Sector Breakdown (% of Net Assets)*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://marvistainvestments.com/strategic-growth-fund/.
Mar Vista Strategic Growth Fund	PAGE 2	TSR-AR-56170L711

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mar Vista Investment Partners at 1-855-870-3188, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mar Vista Investment Partners or your financial intermediary.
Mar Vista Strategic Growth Fund	PAGE 3	TSR-AR-56170L711

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Messrs. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$14,100	$12,800
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Mar Vista Strategic Growth Fund:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Mar Vista Strategic Growth Fund
Core Financial Statements
October 31, 2024

Mar Vista Strategic Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 95.8%
COMMUNICATION SERVICES - 7.4%
Entertainment - 1.5%
Walt Disney Co.	5,906	$568,157
Interactive Media & Services - 5.9%
Alphabet, Inc. - Class C	8,407	1,451,805
Meta Platforms, Inc. - Class A	1,233	699,826
		2,151,631
TOTAL COMMUNICATION SERVICES		2,719,788
CONSUMER DISCRETIONARY - 5.7%
Broadline Retail - 5.7%
Amazon.com, Inc.(a)	11,281	2,102,778
TOTAL CONSUMER DISCRETIONARY		2,102,778
CONSUMER STAPLES - 2.3%
Beverages - 1.5%
PepsiCo, Inc.	3,187	529,297
Personal Care Products - 0.8%
Unilever PLC - ADR	4,881	297,302
TOTAL CONSUMER STAPLES		826,599
FINANCIALS - 13.0%
Capital Markets - 4.3%
Moody’s Corp.	3,497	1,587,778
Financial Services - 8.7%
Berkshire Hathaway, Inc. - Class B(a)	3,372	1,520,502
Visa, Inc. - Class A	5,787	1,677,362
		3,197,864
TOTAL FINANCIALS		4,785,642
HEALTH CARE - 9.9%
Health Care Equipment & Supplies - 0.8%
Stryker Corp.	863	307,470
Life Sciences Tools & Services - 6.3%
Danaher Corp.	3,173	779,479
Mettler-Toledo International, Inc.(a)	1,191	1,538,474
		2,317,953
Pharmaceuticals - 2.8%
Johnson & Johnson	6,385	1,020,706
TOTAL HEALTH CARE		3,646,129

The accompanying notes are an integral part of these financial statements.

1

Mar Vista Strategic Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - 13.3%
Aerospace & Defense - 8.9%
HEICO Corp.(b)	2,879	$705,211
TransDigm Group, Inc.	1,955	2,545,997
		3,251,208
Air Freight & Logistics - 1.0%
GXO Logistics, Inc.(a)(b)	6,121	366,097
Commercial Services & Supplies - 1.1%
Veralto Corp.	4,097	418,672
Electrical Equipment - 0.9%
AMETEK, Inc.	1,793	328,729
Professional Services - 1.4%
Equifax, Inc.	1,966	521,029
TOTAL INDUSTRIALS		4,885,735
INFORMATION TECHNOLOGY - 39.0%(c)
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. - Class A	14,216	952,756
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	2,434	543,050
Broadcom, Inc.	3,357	569,918
Microchip Technology, Inc.	5,113	375,141
		1,488,109
Software - 24.8%
Adobe, Inc.(a)	3,097	1,480,614
Intuit, Inc.	2,297	1,401,859
Microsoft Corp.	5,990	2,434,036
Oracle Corp.(b)	5,415	908,854
Roper Technologies, Inc.	1,132	608,710
Salesforce, Inc.	3,394	988,910
SAP SE - ADR(b)	5,519	1,289,459
		9,112,442
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	12,234	2,763,783
TOTAL INFORMATION TECHNOLOGY		14,317,090
MATERIALS - 5.2%
Chemicals - 5.2%
Linde PLC	4,153	1,894,391
TOTAL MATERIALS		1,894,391
TOTAL COMMON STOCKS (Cost $12,917,407)		35,178,152

The accompanying notes are an integral part of these financial statements.

2

Mar Vista Strategic Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Specialized REITs - 4.4%
American Tower Corp.(b)	7,456	$1,592,154
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,105,051)		1,592,154
SHORT-TERM INVESTMENTS - 9.8%
Investments Purchased with Proceeds from Securities Lending - 9.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	3,595,501	3,595,501
Money Market Funds - 0.0%(e)
First American Treasury Obligations Fund - Class X, 4.74%(d)	4,621	4,621
TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,122)		3,600,122
TOTAL INVESTMENTS - 110.0% (Cost $17,622,580)		$40,370,428
Liabilities in Excess of Other Assets - (10.0)%		(3,654,031)
TOTAL NET ASSETS - 100.0%		$36,716,397

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
SE - Societas Europeae
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $3,485,568 which represented 9.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

3

Mar Vista Strategic Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2024

Assets:
Investments, at value (cost of $17,622,580)*	$40,370,428
Receivables:
Dividends and interest	21,092
Expense reimbursement receivable	10,440
Securities lending	440
Prepaid expenses	3,449
Total assets	40,405,849
Liabilities:
Payables:
Upon return of securities loaned	3,595,501
Shares redeemed	28,212
Audit fees	15,995
Registration fees	13,993
Shareholder servicing fees	9,599
Transfer agent fees and expenses	6,094
Administration and fund accounting fees	5,517
Legal fees	5,034
Reports to shareholders	4,913
Custody fees	1,972
Accrued 12b-1 fees	1,145
Compliance expense	1,060
Other accrued expenses	417
Total liabilities	3,689,452
Net assets	$36,716,397
Net Assets Consist of:
Paid in capital	$3,208,844
Total distributable earnings	33,507,553
Net assets	$36,716,397
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$33,678,013
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,346,391
Net asset value, offering price and redemption price per share	$25.01
Investor Shares:
Net assets applicable to outstanding Investor Shares	$1,357,521
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	56,465
Net asset value, offering price and redemption price per share	$24.04
Retirement Shares:
Net assets applicable to outstanding Retirement Shares	$1,680,863
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	66,984
Net asset value, offering price and redemption price per share	$25.09

*	Includes securities on loan of $3,485,568.
The accompanying notes are an integral part of these financial statements.

4

Mar Vista Strategic Growth Fund
STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividends (net of foreign taxes withheld of $3,752)	$717,029
Interest	47,146
Securities lending	12,489
Total investment income	776,664
Expenses:
Investment advisory fees (Note 4)	330,532
Administration and fund accounting fees (Note 4)	79,694
Transfer agent fees and expenses	76,854
Federal and state registration fees	61,776
Service fees (Note 6)
Service fees - Investor Shares	1,355
Service fees - Institutional Shares	51,573
Legal fees	32,723
Trustees’ fees and expenses	30,460
Audit fees	16,468
Custody fees	13,630
Compliance expense	12,353
Distribution fees (Note 5)
Distribution fees - Investor Shares	3,387
Other	17,525
Total expenses before reimbursement from advisor	728,330
Expense reimbursement from advisor (Note 4)	(334,052)
Net expenses	394,278
Net investment income	382,386
Realized and unrealized GAIN/(LOSS) on investments:
Net realized gain on transactions from:
Investments	14,360,036
Net change in unrealized appreciation on:
Investments	(791,107)
Net realized and unrealized gain on investments	13,568,929
Net increase in net assets resulting from operations	$13,951,315

The accompanying notes are an integral part of these financial statements.

5

Mar Vista Strategic Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations:
Net investment income	$382,386	$265,136
Net realized gain on investments	14,360,036	9,200,536
Net change in unrealized depreciation on investments	(791,107)	(1,705,791)
Net increase in net assets resulting from operations	13,951,315	7,759,881
Distributions to Shareholders From:
Accumulated earnings
Institutional Shares	(7,600,205)	(8,522,683)
Investor Shares	(190,825)	(107,040)
Retirement Shares	(312,249)	(521,928)
Total distributions	(8,103,279)	(9,151,651)
Capital Share Transactions:
Proceeds from shares sold
Institutional Shares	7,179,537	12,109,940
Investor Shares	186,077	707,586
Retirement Shares	100,426	63,573
Proceeds from shares issued to holders in reinvestment of dividends
Institutional Shares	6,156,982	6,040,584
Investor Shares	190,824	107,040
Retirement Shares	312,249	521,928
Cost of shares redeemed
Institutional Shares	(38,301,956)	(26,265,080)
Investor Shares	(454,216)	(325,627)
Retirement Shares	(1,744,875)	(1,273,868)
Net decrease in net assets from capital share transactions	(26,374,952)	(8,313,924)
Total decrease in net assets	(20,526,916)	(9,705,694)
Net Assets:
Beginning of year	57,243,313	66,949,007
End of year	$36,716,397	$57,243,313
Changes in Shares Outstanding:
Shares sold
Institutional Shares	302,604	537,941
Investor Shares	8,124	34,057
Retirement Shares	4,190	2,824
Proceeds from shares issued to holders in reinvestment of dividends
Institutional Shares	277,342	289,577
Investor Shares	8,912	5,280
Retirement Shares	14,028	24,972
Shares redeemed
Institutional Shares	(1,582,631)	(1,144,216)
Investor Shares	(20,345)	(14,412)
Retirement Shares	(72,757)	(57,737)
Net decrease in shares outstanding	(1,060,533)	(321,714)

The accompanying notes are an integral part of these financial statements.

6

Mar Vista Strategic Growth Fund
Financial Highlights
Institutional Shares
For a capital share outstanding throughout the year

	Year Ended October 31,
	2024	2023	2022[4]	2021	2020
Net Asset Value - Beginning of Year	$22.64	$23.48	$33.29	$24.64	$22.28
Net investment income[1]	0.17	0.10	0.09	0.03	0.08
Net realized and unrealized gain (loss) on investments	5.40	2.51	(7.16)	9.51	2.68
Total from investment operations	5.57	2.61	(7.07)	9.54	2.76
Less Distributions:
Dividends from net investment income	(0.13)	(0.11)	(0.03)	(0.10)	(0.09)
Distributions from net realized gains	(3.07)	(3.34)	(2.71)	(0.79)	(0.31)
Total distributions	(3.20)	(3.45)	(2.74)	(0.89)	(0.40)
Net Asset Value - End of Year	$25.01	$22.64	$23.48	$33.29	$24.64
Total Return	26.40%	12.38%	(22.92)%	39.56%	12.54%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$33,678	$53,175	$62,589	$112,425	$100,895
Ratio of operating expenses to average net assets:
Before reimbursements	1.32%	1.21%	0.90%	0.80%	0.80%
After reimbursements	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
Before reimbursements	0.09%	(0.07)%	0.13%	N/A3	N/A3
After reimbursements	0.70%	0.43%	0.32%	0.11%	0.35%
Portfolio turnover rate[2]	24%	21%	26%	9%	22%

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[3]	Figures were not reported on the prior reports.
[4]	The Fund reorganized from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.
The accompanying notes are an integral part of these financial statements.

7

Mar Vista Strategic Growth Fund
Financial Highlights
Investor Share Class
For a capital share outstanding throughout the year

	Year Ended October 31,
	2024	2023	2022[4]	2021	2020
Net Asset Value - Beginning of Year	21.93	22.91	32.62	24.17	21.87
Net investment income/(loss)[1]	0.10	0.01	0.00[5]	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	5.20	2.45	(7.00)	9.34	2.63
Total from investment operations	5.30	2.46	(7.00)	9.26	2.62
Less Distributions:
Dividends from net investment income	(0.12)	(0.10)	—	(0.02)	(0.01)
Distributions from net realized gains	(3.07)	(3.34)	(2.71)	(0.79)	(0.31)
Total distributions	(3.19)	(3.44)	(2.71)	(0.81)	(0.32)
Net Asset Value - End of Year	$24.04	$21.93	$22.91	$32.62	$24.17
Total Return	25.94%	11.97%	(23.18)%	39.06%	12.12%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$1,358	$1,311	$798	$900	$503
Ratio of operating expenses to average net assets:
Before reimbursements	1.59%	1.46%	1.25%	1.16%	1.17%
After reimbursements	1.07%	1.07%	1.07%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(0.09)%	(0.34)%	(0.19)%	N/A3	N/A3
After reimbursements	0.43%	0.05%	(0.01)%	(0.27)%	(0.04)%
Portfolio turnover rate[2]	24%	21%	26%	9%	22%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[3]	Figures were not reported on the prior reports.
[4]	The Fund reorganized from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.
[5]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

8

Mar Vista Strategic Growth Fund
Financial Highlights
Retirement Share Class
For a capital share outstanding throughout the year

	Year Ended October 31,
	2024	2023	2022[4]	2021	2020
Net Asset Value - Beginning of Year	22.69	23.51	33.33	24.67	22.31
Net investment income[1]	0.20	0.11	0.10	0.05	0.09
Net realized and unrealized gain (loss) on investments	5.41	2.52	(7.15)	9.52	2.69
Total from investment operations	5.61	2.63	(7.05)	9.57	2.78
Less Distributions:
Dividends from net investment income	(0.14)	(0.11)	(0.06)	(0.12)	(0.11)
Distributions from net realized gains	(3.07)	(3.34)	(2.71)	(0.79)	(0.31)
Total distributions	(3.21)	(3.45)	(2.77)	(0.91)	(0.42)
Net Asset Value - End of Year	$25.09	$22.69	$23.51	$33.33	$24.67
Total Return	26.51%	12.47%	(22.86)%	39.66%	12.60%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$1,681	$2,758	$3,562	$7,731	$6,488
Ratio of operating expenses to average net assets:
Before reimbursements	1.22%	1.11%	0.80%	0.72%	0.72%
After reimbursements	0.63%	0.63%	0.63%	0.63%	0.63%
Ratio of net investment income to average net assets:
Before reimbursements	0.24%	0.02%	0.20%	N/A3	N/A3
After reimbursements	0.83%	0.50%	0.37%	0.18%	0.40%
Portfolio turnover rate[2]	24%	21%	26%	9%	22%

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[3]	Figures were not reported on the prior reports.
[4]	The Fund reorganized from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.
The accompanying notes are an integral part of these financial statements.

9

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
The Mar Vista Strategic Growth Fund (formerly, the Harbor Strategic Growth Fund) (the “Strategic Growth Fund” or the “Fund”) is a series of Manager Directed Portfolios (formerly, The Roxbury Funds) (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund offers three classes of shares to investors: the Institutional, Investor, and Retirement classes. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior three fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended October 31, 2024.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

10

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Effective on or about March 1, 2025, the Fund’s name will change from “Mar Vista Strategic Growth Fund” to “Mar Vista U.S. Quality Fund.” In connection with the Fund’s name change, the Fund will adopt the following 80% investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, effective on or about March 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, principally common and preferred stocks, of U.S. companies.” Additionally, effective on or about March 1, 2025, the Fund’s primary benchmark will change from the Russell 1000® Growth Index to the Russell 1000® Index.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System

11

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds and money market funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed Mar Vista Investment Partners, LLC (the “Advisor”), the Fund’s investment adviser, as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Strategic Growth Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,178,152	$ —	$ —	$35,178,152
Real Estate Investment Trusts	1,592,154	—	—	1,592,154
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,595,501
Money Market Funds	4,621	—	—	4,621
Total Investments in Securities	$36,774,927	$—	$—	$40,370,428

Refer to the Schedule of Investments for industry classifications.
(a)
Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended October 31, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% of the average daily net assets of the Fund. For the fiscal year ended October 31, 2024, the Strategic Growth Fund incurred $330,532 in advisory fees. There were no advisory fees payable to the Advisor at October 31, 2024, after expense reimbursements.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total fund operating expenses excluding taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses,

12

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”) to the following percentages of the daily net assets of each share class of the fund:

Institutional Shares	0.71%
Investor Shares	1.07%
Retirement Shares	0.63%

For the fiscal year ended October 31, 2024, the Advisor reimbursed expenses in the amount of $334,052 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2026 unless terminated sooner by mutual agreement of the Board and the Advisor. As of October 31, 2024, the Fund had expense reimbursement receivable amount of $10,440 due from the Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	Amount	Expiration
Mar Vista Strategic Growth Fund	$92,451	10/31/2025
	311,525	10/31/2026
	334,052	10/31/2027

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent and provides Chief Compliance Officer services to the Fund. For the fiscal year ended October 31, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and compliance fees:

Administration & fund accounting	$79,694
Custody	$13,630
Transfer agency	$76,854
Compliance	$12,353

At October 31, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$5,517
Custody	$1,972
Transfer agency	$6,094
Compliance	$1,060

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

13

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the fiscal year ended October 31, 2024, the Strategic Growth Fund incurred distribution expenses of $3,387 on its Investor Shares.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Investor and Institutional Share classes. Under the Plan, the Investor and Institutional Share Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the fiscal year ended October 31, 2024, the Fund incurred, under the Plan, shareholder servicing fees as follows:

Investor Shares	$1,355
Institutional Shares	$51,573

NOTE 7 – SECURITIES TRANSACTIONS
For the fiscal year ended October 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Strategic Growth Fund	$12,766,081	$43,613,803

There were no purchases or sales of long-term U.S. Government securities.

14

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of October 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$17,280,494
Gross unrealized appreciation	23,111,943
Gross unrealized depreciation	(22,009)
Net unrealized appreciation	23,089,934
Undistributed ordinary income	1,367,801
Undistributed long-term capital gain	9,050,318
Total distributable earnings	10,418,119
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$33,508,053

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.
As of October 31, 2024, the Strategic Growth Fund had no short-term or long-term tax basis capital losses to offset future capital gains.
The tax character of distributions paid during the years ended October 31, 2024, and the year ended October 31, 2023 was as follows:

	Year Ended October 31,
	2024	2023
Strategic Growth Fund
Ordinary Income	$964,127	$289,576
Long-term Capital Gains	7,139,152	8,862,075
	$8,103,279	$9,151,651

For the fiscal year ended October 31, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Distributable Earnings	Paid-In Capital
Strategic Growth Fund	$(3,846,708)	$3,846,708

NOTE 9 – SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets

15

Mar Vista Strategic Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of October 31, 2024, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market value of Securities on Loan	Investment Asset Class of Securities Purchased	Investments Purchased with Proceeds from Securities Lending	Collateral Pledged from Counterparty^	Net Exposure
Mar Vista Strategic Growth Fund	$3,485,568	Non-registered Money market Fund	$3,595,501	$3,595,501	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, National Financial Services LLC held 33.2% of the outstanding shares of the Fund and Charles Schwab & Co., Inc. held 43.6% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or Charles Schwab & Co., Inc., are also beneficially owned.

16

Report of Independent Registered Public Accounting Firm
To the Shareholders of Mar Vista Strategic Growth Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mar Vista Strategic Growth Fund (the “Fund”), a series of Manager Directed Portfolios, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended October 31, 2022, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights. The Fund’s financial highlights for the year ended October 31, 2021 and prior, we audited by other auditors whose report dated December 21, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 27, 2024

17

Mar Vista Strategic Growth Fund
NOTICE TO SHAREHOLDERS
October 31, 2024 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mar Vista Strategic Growth Fund	63.28%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was as follows:

Mar Vista Strategic Growth Fund	56.68%

The Percentage of taxable ordinary income distributions that are designated as shortterm capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Mar Vista Strategic Growth Fund	65.82%

18

Investment Advisor
Mar Vista Investment Partners LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(833) 627-6668
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	January 3, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/ Principal Financial Officer

Date	January 3, 2025

* Print the name and title of each signing officer under his or her signature.